Note 15 - Property, Plant, and Equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance at beginning of period		$ 64,873
Additions**		20,949	$ 19,159
Balance at end of period		82,078	64,873
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		88,079	69,343
Additions**	[1]	20,949	19,159
Disposals and scrappings		(2)	(557)
Reallocations between asset classes
Foreign exchange movement		38	134
Impairments		(12)
Balance at end of period		109,052	88,079
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		23,206	20,125
Disposals and scrappings			(510)
Foreign exchange movement		5	80
Impairments			20
Depreciation for the year		3,763	3,491
Balance at end of period		26,974	23,206
Land and buildings [member]
Statement Line Items [Line Items]
Balance at beginning of period		5,417
Balance at end of period		5,798	5,417
Land and buildings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		8,367	7,989
Additions**	[1]
Disposals and scrappings
Reallocations between asset classes		1,051	361
Foreign exchange movement		16	17
Impairments
Balance at end of period		9,434	8,367
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		2,950	2,321
Disposals and scrappings
Foreign exchange movement
Impairments
Depreciation for the year		686	629
Balance at end of period		3,636	2,950
Mining assets [member]
Statement Line Items [Line Items]
Balance at beginning of period		40,537
Balance at end of period		56,326	40,537
Mining assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		45,078	31,158
Additions**	[1],[2]	17,464	17,545
Disposals and scrappings
Reallocations between asset classes		(1,051)	(3,699)
Foreign exchange movement		7	74
Impairments
Balance at end of period		61,498	45,078
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		4,541	3,781
Disposals and scrappings
Foreign exchange movement			61
Impairments
Depreciation for the year		631	699
Balance at end of period		5,172	4,541
Tangible exploration and evaluation assets [member]
Statement Line Items [Line Items]
Balance at beginning of period		6,967
Balance at end of period		6,967	6,967
Tangible exploration and evaluation assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		6,967	6,224
Additions**	[1]		739
Disposals and scrappings
Reallocations between asset classes
Foreign exchange movement			4
Impairments
Balance at end of period		6,967	6,967
Tangible exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period
Disposals and scrappings
Foreign exchange movement
Impairments
Depreciation for the year
Balance at end of period
Machinery [member]
Statement Line Items [Line Items]
Balance at beginning of period		11,307
Balance at end of period		12,499	11,307
Machinery [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		24,536	20,626
Additions**	[1]	3,377	572
Disposals and scrappings
Reallocations between asset classes		(20)	3,338
Foreign exchange movement
Impairments		(12)
Balance at end of period		27,881	24,536
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		13,229	11,524
Disposals and scrappings
Foreign exchange movement
Impairments
Depreciation for the year		2,153	1,705
Balance at end of period		15,382	13,229
Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance at beginning of period		234
Balance at end of period		182	234
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		876	1,277
Additions**	[1]	36	73
Disposals and scrappings			(502)
Reallocations between asset classes		20
Foreign exchange movement		11	28
Impairments
Balance at end of period		943	876
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		642	996
Disposals and scrappings			(502)
Foreign exchange movement		4	22
Impairments			20
Depreciation for the year		115	106
Balance at end of period		761	642
Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning of period		411
Balance at end of period		306	411
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		2,255	2,069
Additions**	[1]	72	230
Disposals and scrappings		(2)	(55)
Reallocations between asset classes
Foreign exchange movement		4	11
Impairments
Balance at end of period		2,329	2,255
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		1,844	1,503
Disposals and scrappings			(8)
Foreign exchange movement		1	(3)
Impairments
Depreciation for the year		178	352
Balance at end of period		$ 2,023	$ 1,844

[1]	Included in additions is an amount of $19,556 (2016: $17,731) relating to capital work in progress ("CWIP") and contains $155 (2016:$ 103) of borrowing costs capitalized from the term loan. As at year end $48,943 of CWIP was included in the closing balance (2016: $34,086).
[2]	Included in additions to mine development, infrastructure and other assets is an amount of $218 (2016: $557) relating to rehabilitation asset capitalised refer note 22.